TRADE AND OTHER RECEIVABLES - AGING ANALYSIS (Details) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Financial assets	$ 26,999	$ 22,751
Due, Less than 90 days
Disclosure of provision matrix [line items]
Financial assets	22,606	14,704
Due, Between 90 and 180 days
Disclosure of provision matrix [line items]
Financial assets	1,224	1,026
Due, Betweeen 180 and 360 days
Disclosure of provision matrix [line items]
Financial assets	1,233	2,691
Due, Over 360 days
Disclosure of provision matrix [line items]
Financial assets	$ 1,936	$ 4,330